CAPITAL STRUCTURE (Details) - USD ($)			3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 11, 2021	Jul. 22, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Jun. 03, 2020
Class of Warrant or Right [Line Items]
Common stock and preferred stock, shares authorized (in shares)			750,000,000	750,000,000		750,000,000		750,000,000				750,000,000
Common stock, shares authorized (in shares)			600,000,000	600,000,000	600,000,000	600,000,000	600,000,000	600,000,000	600,000,000		600,000,000	600,000,000
Preferred stock, shares authorized (in shares)			150,000,000	150,000,000	150,000,000	150,000,000	150,000,000	150,000,000	150,000,000		150,000,000	150,000,000
Revaluation of warrant liability			$ (2,511,000)		$ (29,157,000)	$ (1,560,000)	$ (29,157,000)	$ 13,448,000
Warrant liability			$ 8,895,000	$ 7,335,000		8,895,000		7,335,000
Purchase period	$ 36
Payments of stock issuance costs					$ 5,571,000		8,403,000	$ 8,403,000	$ 4,700	$ 7,000
Issuance of common stock for commitment shares	2,600,000					2,625,000	0
Proceeds from issuance of common stock		$ 263,100,000		$ 1,500,000		$ 0	$ 50,349,000
Common stock issued (in shares)		22,877,806
Registration Rights Agreement
Class of Warrant or Right [Line Items]
Sale of stock, consideration received on transaction	$ 300,000,000
Maximum allowable beneficial ownership	4.99%
Number of shares issued in transaction (in shares)	18,012,845					0
Percentage of volume weighted average price	97.00%
Registration Rights Agreement Shares Issued For Commitment Fee
Class of Warrant or Right [Line Items]
Number of shares issued in transaction (in shares)	155,703
Outstanding warrants
Class of Warrant or Right [Line Items]
Number of shares called by each warrant (in shares)			1	1		1		1
Warrant exercise price per share (in dollars per share)			$ 11.50	$ 11.50		$ 11.50		$ 11.50
Warrant period following business combination						30 days		30 days
Private Warrant
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)			760,915	760,915		760,915		760,915
Number of warrants exercised (in shares)				129,085
Public Warrant
Class of Warrant or Right [Line Items]
Redemption price threshold (in usd per share)				$ 122,194				$ 122,194
Warrant redemption price per share (in dollars per share)		$ 0.01